Related Party Transactions	12 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	Note 14 – RELATED PARTY TRANSACTIONS During the year ended June 30, 2014 and 2013, the Company paid a company controlled by the President of Moneytech for consulting services $226,076 and $209,500.